Expense Example, No Redemption (USD $)	0 Months Ended
Aug. 01, 2013
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 187
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,034
Expense Example, No Redemption, 10 Years	1,960
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,034
Expense Example, No Redemption, 10 Years	2,246
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	234
Expense Example, No Redemption, 3 Years	734
Expense Example, No Redemption, 5 Years	1,260
Expense Example, No Redemption, 10 Years	2,428
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	234
Expense Example, No Redemption, 3 Years	734
Expense Example, No Redemption, 5 Years	1,260
Expense Example, No Redemption, 10 Years	2,702
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	616
Expense Example, No Redemption, 5 Years	1,064
Expense Example, No Redemption, 10 Years	2,025
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	616
Expense Example, No Redemption, 5 Years	1,064
Expense Example, No Redemption, 10 Years	2,310
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	556
Expense Example, No Redemption, 10 Years	1,241
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	457
Expense Example, No Redemption, 5 Years	793
Expense Example, No Redemption, 10 Years	1,742
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Administrator Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	332
Expense Example, No Redemption, 5 Years	584
Expense Example, No Redemption, 10 Years	1,306
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	257
Expense Example, No Redemption, 5 Years	448
Expense Example, No Redemption, 10 Years	1,000
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	521
Expense Example, No Redemption, 5 Years	904
Expense Example, No Redemption, 10 Years	$ 1,980